MUTUAL FUND SERIES TRUST

EAVOL NASDAQ-100 Volatility Overlay Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX (the “Fund”)

November 1, 2021

This information supplements certain disclosures contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund,

each dated November 1, 2021.

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As reflected on the Prospectus, Summary Prospectus and Statement of Additional Information for the fund dated November 1, 2021, the Fund’s name is changing to “Catalyst Nasdaq-100 Hedged Equity Fund”. The change will take effect on December 1, 2021.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.